Note to Consolidated Statements of Cash flows (Tables)	12 Months Ended
Dec. 31, 2024
Note to Consolidated Statements of Cash flows [Abstract]
Disclosure of Reconciliation From Profit Before Income Tax to Cash Used In Operating Activities

(a)	Reconciliation from profit before income tax expenses to cash generated from operating activities:

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Profit/(loss) before income tax	12,045,862	1,588,465	(2,078,685)
Adjustments for:
Depreciation of property and equipment	181,601	185,222	104,439
Depreciation of right-of-use assets	591,201	427,358	283,645
Amortization of intangible assets	15,325	11,022	39,766
Share of losses of associates and joint ventures	218	5,416	691
Net gains on sales of property and equipment, and intangible assets	24,832	21,994	84,666
Net unrealized losses on financial assets at fair value through profit or loss	132,875	525,003	1,583,149
Non-cash employee benefits expense-share based payment	45,162	(36,204)	(18,119)
Asset impairment losses	427,108	31,246	—
Credit impairment losses	11,917,933	5,596,942	7,638,072
Finance cost classified as financing activities	2,481,059	1,764,472	1,114,753
Investment income classified as investing activities	(645,693)	(604,979)	(537,329)
Foreign exchange losses/(gains)	877,232	(75,714)	190,800

	28,094,715	9,440,243	8,405,848

Change in operating assets and liabilities, net of effects from purchase of controlled entity:
Decrease in loans to customers and accounts and other receivables	6,326,843	103,902,273	17,856,581
Decrease in accounts and other payables	(19,173,561)	(97,868,864)	(22,107,429)

	15,247,997	15,473,652	4,155,000

Disclosure of Net Increase in Cash and Cash Equivalents

(b)	Net increase in cash and cash equivalents

	For the year ended December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Cash and cash equivalents at the end of the year	29,594,654	18,577,225	11,798,435
Less: Cash and cash equivalents at the beginning of the year	(26,522,110)	(29,594,654)	(18,577,225)

Net increase/(decrease) in cash and cash equivalents	3,072,544	(11,017,429)	(6,778,790)

Disclosure of Cash and Cash Equivalents
(c)	Cash and cash equivalents

	December 31,	December 31,	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)
Cash at bank (Note 16)	43,939,270	39,695,914	29,903,846
Less: Time deposits with original maturities of more than 3 months	(14,346,731)	(21,122,482)	(18,108,539)
Add: Provision for impairment losses	2,115	3,793	3,128

Cash and cash equivalents at the end of the year	29,594,654	18,577,225	11,798,435

Disclosure of Movements in Net Debt
(d)	Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the years ended December 31, 2022, 2023 and 2024.

	Borrowings	Bonds payable	Convertible promissory notes payable	Lease liabilities	Optionally convertible promissory notes	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
	(Restated)	(Restated)		(Restated)		(Restated)
As of January 1, 2022	25,927,417	—	10,669,498	811,248	7,405,103	44,813,266

Cash flows	8,795,125	2,010,782	(3,863,265)	(617,800)	(493,134)	5,831,708
Redemption of convertible promissory notes	—	—	(3,697,127)	—	—	(3,697,127)
Acquisitions-leases	—	—	—	600,760	—	600,760
Disposals-leases	—	—	—	(75,850)	—	(75,850)
Foreign exchange adjustments	817,311	75,299	1,009,422	—	709,192	2,611,224
Accrued expense	1,375,660	57,267	1,045,611	42,268	521,747	3,042,553

As of December 31, 2022	36,915,513	2,143,348	5,164,139	760,626	8,142,908	53,126,534

Cash flows	349,881	(2,298,222)	(50,900)	(486,942)	(8,840,294)	(11,326,477)
Acquisitions-leases	—	—	—	273,778	—	273,778
Disposals-leases	—	—	—	(170,878)	—	(170,878)
Foreign exchange adjustments	15,441	79,167	89,012	—	290,131	473,751
Accrued expense	1,542,449	75,707	448,017	27,934	407,255	2,501,362

As of December 31, 2023	38,823,284	—	5,650,268	404,518	—	44,878,070

Cash flows	10,360,632	—	(51,180)	(289,615)	—	10,019,837
Acquisition of subsidiaries	—	—	—	8,612	—	8,612
Acquisitions-leases	—	—	—	217,279	—	217,279
Disposals-leases	—	—	—	(53,727)	—	(53,727)
Foreign exchange adjustments	253,081	—	88,231	—	—	341,312
Accrued expense	1,677,578	—	486,731	15,800	—	2,180,109

As of December 31, 2024	51,114,575	—	6,174,050	302,867	—	57,591,492